Cover	Mar. 22, 2024
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION I CORP.
Entity Central Index Key	0001946021
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Mar. 22, 2024
Entity Ex Transition Period	false
Entity File Number	001-41578
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address Address Line 3	Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	257-5537
Unit Consisting Of One Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary Share, $0.0001
Trading Symbol	HSPOU
Security Exchange Name	NASDAQ
Ordinary Sharess [Member]
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	HSPO
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	one Ordinary Share at an exercise price of $11.50
Trading Symbol	HSPOW
Security Exchange Name	NASDAQ
Rights Each Whole Right To Acquire [Member]
Document Information Line Items
Security 12b Title	one Ordinary Share
Trading Symbol	HSPOR
Security Exchange Name	NASDAQ